Unit-Based Compensation Plans Unit-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Schedule Of ETP Awards Granted To Employees And Non-Employee Directos
The following table shows the activity of the ETP awards granted to employees and non-employee directors:

	Number of ETP Units	Weighted Average Grant-Date Fair Value Per ETP Unit
Unvested awards as of December 31, 2013	3.2	$49.65
Awards granted	1.0	60.85
Awards vested	(0.5)	48.12
Awards forfeited	(0.1)	32.36
Unvested awards as of December 31, 2014	3.6	53.83